Note 33 - Employee Benefits - Additional Parenthetical Information (Detail: Text Values) - EUR (€) € in Millions	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Additional Parenthtical Information [Abstract]
Liability raised due to share-based payment transactions in cash		€ 6	€ 12	€ 23
Grant volume of outstanding share awards		1,400
Of which: [Abstract]
Recognized as compensation expense		1,200
Not yet recognized		€ 300
Shares issued to plan participants in February 2020, resulting from the vesting of DB Equity Plan awards granted in prior years (in million shares)		4.1
of which: vesting cycles under the cash plan variant of this DB Equity Plan for February 2020 (in million units)		0.1
Shares issued to plan participants in March 2020, resulting from the vesting of DB Equity Plan awards granted in prior years (in million shares)		14.1
of which: vesting cycles under the cash plan variant of this DB Equity Plan for March 2020 (in units)		0.2
DWS Share based Plans [Abstract]
Grant volume of outstanding share awards (approximately)		59
of which: recognized as compensation expense		32
of which: compensation expense for deferred share-based compensation not yet recognized (approximately)		27
Unfunded US Medicare Plan included in US Total defined benefit obligation		€ 181	€ 163
US defined benefit pension funding ratio excluding Medicare in Percent		92.00%	92.00%
Total defined benefit obligation for post-employment medical plans		€ 220	€ 192
Range of defined benefit obligation by plan assets in percent [Abstract]
Bottom of Range		90.00%
Top of Range		100.00%
Actuarial loss before taxes from change in actuarial assumptions		€ 125
Other assets recognized in Net asset (liability) recognized		1,011	1,097
Other liabilities recognized in Net asset (liability) recognized		1,814	1,515
Negative revaluation of plan assets in January recognized through Other Comprehensive Income subject to a full buy-in (UK)	€ 125
Derivative transactions with Group entities with negative market value included in plan assets		€ 252	€ 692